STOCK OPTIONS AND WARRANTS	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021
Share-based Payment Arrangement, Additional Disclosure [Abstract]
STOCK OPTIONS AND WARRANTS

NOTE 13 – STOCK OPTIONS AND WARRANTS

Options

Option valuation models require the input of highly subjective assumptions. The fair value of stock-based payment awards was estimated using the Black-Scholes option model with a volatility figure derived from using our historical stock prices. We account for the expected life of options based on the contractual life of options for non-employees. For employees, our accounts for the expected life of options in accordance with the “simplified” method, which is used for “plain-vanilla” options, as defined in the accounting standards codification. The risk-free interest rate was determined from the implied yields of U.S. Treasury zero-coupon bonds with a remaining life consistent with the expected term of the options.

The following table summarizes the stock option activity for the nine months ended June 30, 2022:

		Weighted	Weighted Average
		Average	Remaining	Aggregate
	Options	Exercise Price	Contractual Term	Intrinsic Value
Outstanding at September 30, 2021	5,944,449	$3.12	8.30	$25,478,339
Grants	490,400	7.37	9.49	4,527,654
Exercised	—	—	—	—
Expired	—	—	—	—
Forfeited	(112,750)	(6.38)	—	—
Outstanding at June 30, 2022	6,322,099	$3.39	7.68	$30,005,993
Exercisable at June 30, 2022	4,550,722	$2.97	7.32	$23,582,392

The aggregate intrinsic value in the preceding tables represents the total pretax intrinsic value, based on options with an exercise price less than our stock price of $8.13 as of June 30, 2022, and $7.80 as of June 30, 2021, which would have been received by the option holders had those option holders exercised their options as of that date.

The following table presents information related to stock options on June 30, 2022:

Options outstanding
		Weighted	Options
		average	exercisable
	Number of	remaining life	number of
Exercise price	options	in years	options
$2.58	382,790	4.17	382,790
1.98	1,554,645	6.34	1,554,645
2.67	833,333	7.96	669,333
3.30	2,627,601	8.37	1,535,716
1.71	100,000	8.67	100,000
8.52	83,333	8.83	83,333
8.25	200,000	8.85	72,222
7.05	41,666	9.22	5,092
7.20	16,666	9.08	—
7.50	16,666	9.09	16,666
6.90	278,733	9.27	130,925
8.25	141,666	9.82	—
7.74	45,000	9.88	—
	6,322,099		4,550,722

Stock-based compensation

We recognize compensation expense for all stock options granted using the fair value-based method of accounting. During the nine months ended June 30, 2022, we issued 490,400 options valued at $7.37 per option. As of June 30, 2022, the total compensation cost related to nonvested awards not yet recognized is $9,525,576 and the weighted average period over which expense is expected to be recognized in months is 24.5.

We calculated the fair value of options issued using the Black-Scholes option pricing model, with the following assumptions:

June 30, 2022

Weighted average fair value of options granted	$3.39
Expected life	5.00 -10.00	years
Risk-free interest rate	0.01 - 2.93%
Expected volatility	55.80 - 73.00%
Expected dividends yield	—%
Forfeiture rate	—%

The stock-based compensation expense related to option grants was $3,948,272 and $7,036,800, for the nine months ended June 30, 2022, and 2021, respectively.

Warrants

The following table summarizes the changes in warrants outstanding and the related prices for the shares of our common stock:

Warrants outstanding			Warrants exercisable
		Weighted			Weighted
		average			average
		remaining	Weighted		remaining
		contractual	average		contractual
	Number	life	exercise	Number	life
Exercise prices	outstanding	(years)	price	exercisable	(years)
$2.58	1,283,569	4.87	2.58	1,283,569	4.87
1.14	666,666	4.44	1.14	666,666	4.44
2.25	888,889	7.70	2.25	888,889	7.70
8.25	107,954	0.42	8.25	107,954	0.42
8.40	16,666	8.82	8.40	16,666	8.82
8.25	2,191,153	2.25	8.25	2,191,153	2.25
7.05	62,441	4.71	7.05	20,911	4.71
5.25	383,141	2.82	5.25	383,141	2.82
5.25	209,525	2.87	5.25	209,525	2.87
9.00	66,666	2.88	9.00	36,666	2.88
7.95	100,000	2.96	7.95	—	2.96

The following table summarizes the warrant activity for the nine months ended June 30, 2022:

		Weighted
		average
		exercise
	Number of	price per
	shares	share
Outstanding at September 30, 2021	5,154,897	$4.89
Issued	821,773	6.02
Exercised	—	—
Expired	—	—
Outstanding at June 30, 2022	5,976,670	$5.04

We record all warrants granted using the fair value-based method of accounting.

During the nine months ended June 30, 2022, we issued 229,108 warrants to various companies for consulting services and recorded consulting expense of $254,013.

During the nine months ended June 30, 2022, we issued 592,666 warrants in conjunction with non-revolving lines of credit.

During the nine months ended June 30, 2021, we issued 71,212 warrants in conjunction with the issue of senior secured convertible debentures, of which 71,212 warrants were issued to a related party, in the total amount of $2,350,000 and recorded the allocated fair values of the warrants of $175,859 as additional debt discounts.

We calculated the fair value of warrants issued using the Black-Scholes option pricing model, with the following assumptions:

June 30, 2022
Weighted average fair value of warrants granted	$2.22
Expected life	1.75 - 10	years
Risk-free interest rate	0.15 - 3.35%
Expected volatility	57.30 - 73.00%
Expected dividends yield	—%
Forfeiture rate	—%

NOTE 16 – STOCK OPTIONS AND WARRANTS

Options

Option valuation models require the input of highly subjective assumptions. The fair value of stock-based payment awards was estimated using the Black-Scholes option model with a volatility figure derived from using the Company’s historical stock prices. The Company accounts for the expected life of options based on the contractual life of options for non-employees. For employees, the Company accounts for the expected life of options in accordance with the “simplified” method, which is used for “plain-vanilla” options, as defined in the accounting standards codification. The risk-free interest rate was determined from the implied yields of U.S. Treasury zero-coupon bonds with a remaining life consistent with the expected term of the options.

The following table summarizes the stock option activity for the twelve months ended September 30, 2021 and September 30, 2020, respectively:

		Weighted	Weighted Average
		Average	Remaining	Aggregate
	Options	Exercise Price	Contractual Term	Intrinsic Value
Outstanding at September 30, 2019	1,937,435	$2.10	8.66	$10,179,515
Grants	833,333	2.67	9.96	3,899,750
Exercised	—	—	—	—
Expired	—	—	—	—
Forfeited	—	—	—	—
Outstanding at September 30, 2020	2,770,768	$2.28	8.28	$14,079,265
Grants	3,223,405	3.87	9.34	11,399,074
Exercised	—	—	—	—
Expired	—	—	—	—
Forfeited	(49,724)	3.30	—	—
Outstanding at September 30, 2021	5,944,449	$3.12	8.30	$25,478,339
Exercisable at September 30, 2021	3,766,093	$2.70	7.82	$17,587,909

The aggregate intrinsic value in the preceding tables represents the total pretax intrinsic value, based on options with an exercise price less than the Company’s stock price of $7.35 as of September 30, 2021, and $6.09 as of

September 30, 2020, which would have been received by the option holders had those option holders exercised their options as of that date.

The following table presents information related to stock options on September 30, 2021:

Options outstanding
		Weighted	Options
		average	exercisable
Exercise	Number of	remaining life	number of
price	options	in years	options
2.58	382,790	4.91	382,790
1.98	1,554,645	7.09	1,554,645
2.67	833,333	8.71	543,333
3.30	2,673,683	9.12	1,062,179
1.71	100,000	9.42	100,000
8.52	150,000	9.58	83,333
8.25	200,000	9.59	22,222
7.05	16,666	9.81	925
7.20	16,666	9.82	—
7.50	16,666	9.84	16,666
	5,944,449		3,766,093

Stock-based compensation

The Company recognizes compensation expense for all stock options granted using the fair value-based method of accounting. During the twelve months ended September 30, 2021, the Company issued 3,223,405 options valued at $6.09 per option. As of September 30, 2021, the total compensation cost related to nonvested awards not yet recognized is $11,610,922 and the weighted average period over which expense is expected to be recognized in months is 29.95.

The Company calculated the fair value of options issued using the Black-Scholes option pricing model, with the following assumptions:

	September 30, 2021
Weighted average fair value of options granted	$6.09
Expected life	5.00 – 10.00	years
Risk-free interest rate	0.01 - 1.56%
Expected volatility	50.00 - 58.85%
Expected dividends yield	0%
Forfeiture rate	0%

The stock-based compensation expense related to option grants was $8,292,265 and $316,033, for the twelve months ended September 30, 2021, and 2020, respectively.

Warrants

The following table summarizes the changes in warrants outstanding and the related prices for the shares of the Company’s common stock:

Warrants outstanding			Warrants exercisable
		Weighted			Weighted
		average			average
		remaining	Weighted		remaining
		contractual	average		contractual
	Number	life	exercise	Number	life
Exercise prices	outstanding	(years)	price	exercisable	(years)
$2.58	1,283,569	5.62	$2.58	1,283,569	5.62
1.14	666,666	5.19	1.14	666,666	5.19
2.25	888,889	8.45	2.25	888,889	8.45
8.25	107,954	1.17	8.25	107,954	1.17
8.40	16,666	9.57	8.40	16,666	9.57
8.25	2,191,153	3.00	8.25	2,191,153	3.00

The following table summarizes the warrant activity for the twelve months ended September 30, 2021, and 2020:

		Weighted
		average
		exercise
	Number of	price per
	shares	share
Outstanding at September 30, 2019	1,850,236	$2.04
Issued	888,889	2.25
Exercised	—	—
Expired	—	—
Outstanding at September 31, 2020	2,739,125	$2.19
Issued	2,415,772	8.01
Exercised	—	—
Expired	—	—
Outstanding at September 30, 2021	5,154,897	$4.89

The Company records all warrants granted using the fair value-based method of accounting.

On September 30, 2021, the Company, entered into securities purchase agreements with accredited investors pursuant to which the Company sold, in a private offering, 1,924,486 shares of the Company’s common stock, and warrants to purchase up to an aggregate of 2,191,153 shares of Common Stock. Each investor was entitled to purchase one share of Common Stock and one Warrant to purchase one share of Common Stock for an aggregate purchase price of $3.75. The Warrants are immediately exercisable, have a ten-year term and an exercise price of $8.25 per share. The Company issued 106,666 warrants fair valued at $278,400 to a related party.

During the twelve months ended September 30, 2021, the Company issued 36,742 warrants in conjunction with the issues of senior secured convertible debentures in the total amount of $600,000 and recorded the allocated fair values of the warrants of $59,212 as additional debt discounts. Further, the Company issued 71,212 warrants in conjunction with the issues of related party senior secured convertible debentures in the total amount of $2,350,000 and recorded the allocated fair values of the related party warrants of $165,682 as additional related party debt discounts. The Company issued 16,666 warrants with a fair value of $82,000, as severance. The Company also issued 100,000 warrants to a consultant with a fair value of $492,000. During the year ended September 30, 2020, the Company assumed a related party note of $180,000 and associated accrued interest of $3,842 as part of the reverse merger with Interlink. After the assumption of the debt and accrued interest during 2020, the Company issued 888,889 warrants valued at $702,219 to retire the $180,000 debt and $5,563 of accrued liabilities.

The Company calculated the fair value of warrants issued using the Black-Scholes option pricing model, with the following assumptions:

	September 30, 2021
Weighted average fair value of warrants granted	$3.63
Expected life	1.75 - 10	years
Risk-free interest rate	0.15% to 1.58%
Expected volatility	57.30% to 58.65%
Expected dividends yield	0%
Forfeiture rate	0%